DEBT - Components of Long-Term Debt (Parenthetical) (Details)	Dec. 31, 2016	Dec. 31, 2015
Summit Holdings | Senior Notes Due November Twenty Eighteen | Revolving credit facility
Line of Credit Facility [Line Items]
Stated interest rate	3.27%	2.93%
Summit Holdings | Senior Notes Due August 2022
Line of Credit Facility [Line Items]
Stated interest rate	5.50%
Summit Holdings | Senior Notes Due July 2021
Line of Credit Facility [Line Items]
Stated interest rate	7.50%
SMP Holdings | Revolving credit facility
Line of Credit Facility [Line Items]
Stated interest rate		2.43%
SMP Holdings | Senior Secured Term Loan
Line of Credit Facility [Line Items]
Stated interest rate		2.43%